Note 8 - Fair Value Transfer Between Levels - Liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Level 1 Of Fair Value Hierarchy Member | Derivates [Member]
Dislosure Of Level Transfer Liabilities Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Liabilities	€ 0	€ 0	€ 0
Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	0	0	0
Level 1 Of Fair Value Hierarchy Member | Financial Liabilities Held For Trading [Member]
Dislosure Of Level Transfer Liabilities Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Liabilities	8,000,000	1,000,000	0
Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	3,000,000	0	0
Level 1 Of Fair Value Hierarchy Member | Financial Liabilities At Fair Value Through Profit Or Loss Classified As Held For Trading [Member]
Dislosure Of Level Transfer Liabilities Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Liabilities	0	0	0
Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	0	0	0
Level 1 Of Fair Value Hierarchy Member | Total Member
Dislosure Of Level Transfer Liabilities Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Liabilities	8,000,000	1,000,000	0
Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	3,000,000	0	0
Level 2 Of Fair Value Hierarchy Member | Derivates [Member]
Dislosure Of Level Transfer Liabilities Line Items
Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	0	27,000,000	0
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Liabilities	0	0	0
Level 2 Of Fair Value Hierarchy Member | Financial Liabilities Held For Trading [Member]
Dislosure Of Level Transfer Liabilities Line Items
Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	268,000,000	0	138,000,000
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Liabilities	0	0	0
Level 2 Of Fair Value Hierarchy Member | Financial Liabilities At Fair Value Through Profit Or Loss Classified As Held For Trading [Member]
Dislosure Of Level Transfer Liabilities Line Items
Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	56,000,000	27,000,000	0
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Liabilities	0	0	0
Level 2 Of Fair Value Hierarchy Member | Total Member
Dislosure Of Level Transfer Liabilities Line Items
Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	324,000,000	54,000,000	138,000,000
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Liabilities	0	0	0
Level 3 Of Fair Value Hierarchy Member | Derivates [Member]
Dislosure Of Level Transfer Liabilities Line Items
Transfers Out Of Level 3 Of Fair Value Hierarchy Liabilities	0	0	0
Transfers Out Of Level 3 Into Level 2 Of Fair Value Hierarchy Liabilities	0	125,000,000	0
Level 3 Of Fair Value Hierarchy Member | Financial Liabilities Held For Trading [Member]
Dislosure Of Level Transfer Liabilities Line Items
Transfers Out Of Level 3 Of Fair Value Hierarchy Liabilities	0	0	37,000,000
Transfers Out Of Level 3 Into Level 2 Of Fair Value Hierarchy Liabilities	13,000,000	0	0
Level 3 Of Fair Value Hierarchy Member | Financial Liabilities At Fair Value Through Profit Or Loss Classified As Held For Trading [Member]
Dislosure Of Level Transfer Liabilities Line Items
Transfers Out Of Level 3 Of Fair Value Hierarchy Liabilities	0	0	0
Transfers Out Of Level 3 Into Level 2 Of Fair Value Hierarchy Liabilities	27,000,000	2,679,000,000	0
Level 3 Of Fair Value Hierarchy Member | Total Member
Dislosure Of Level Transfer Liabilities Line Items
Transfers Out Of Level 3 Of Fair Value Hierarchy Liabilities	0	0	37,000,000
Transfers Out Of Level 3 Into Level 2 Of Fair Value Hierarchy Liabilities	€ 40,000,000	€ 2,804,000,000	€ 0